April 12, 2012

Securities and Exchange Commission

Via EDGAR

Re:	Principal Funds, Inc.
File Nos. 033-59474, 811-07572
Interactive data files for previous 497 filing

Pursuant to Rule 497 under the Securities Act of 1933, as amended, Principal Funds, Inc. (“the
Registrant”) is filing interactive data files that relate to the supplement the Registrant filed on April 9, 2012
(SEC Accession No. 0000898745-12-000298) and now is incorporating by reference.

Exhibit No. Ex-101.INS Ex-101.SCH Ex-101.CAL Ex-101.DEF Ex-101.LAB Ex-101.PRE

Exhibits

XBRL Instance Document

XBRL Taxonomy Extension Schema Document

XBRL Taxonomy Extension Calculations Linkbase Document

XBRL Taxonomy Extension Definition Linkbase Document

XBRL Taxonomy Extension Labels Linkbase Document

XBRL Taxonomy Extension Presentation Linkbase Document